Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.3%
Aerospace & Defense — 2.6%
BAE Systems PLC	144,276	$1,092,754
General Dynamics Corp.	7,557	1,481,399
		2,574,153
Airlines — 1.8%
Southwest Airlines Co.*	34,938	1,796,861
Auto Manufacturers — 2.3%
Cummins, Inc.	2,164	485,948
Honda Motor Co., Ltd., ADR	31,026	951,567
PACCAR, Inc.	10,894	859,755
		2,297,270
Auto Parts & Equipment — 1.8%
BorgWarner, Inc.	31,513	1,361,677
Bridgestone Corp.	10,500	496,767
		1,858,444
Banks — 10.6%
Commerce Bancshares, Inc.	2,629	183,189
Eastern Bankshares, Inc.	5,875	119,263
First Hawaiian, Inc.	27,927	819,657
M&T Bank Corp.	7,723	1,153,353
Northern Trust Corp.	20,288	2,187,249
Prosperity Bancshares, Inc.	10,400	739,752
State Street Corp.	6,412	543,225
The Bank of New York Mellon Corp.	49,161	2,548,506
Truist Financial Corp.	29,958	1,757,037
Westamerica BanCorp	10,628	597,931
		10,649,162
Building Materials — 0.0%
Johnson Controls International PLC	650	44,252
Chemicals — 0.8%
Axalta Coating Systems Ltd.*	28,907	843,795
Commercial Services — 0.5%
Euronet Worldwide, Inc.*	3,787	482,009
Computers — 1.9%
Amdocs Ltd.	8,217	622,109
HP, Inc.	46,396	1,269,395
		1,891,504
Diversified Financial Services — 2.0%
Ameriprise Financial, Inc.	3,918	1,034,822
T. Rowe Price Group, Inc.	4,738	931,965
		1,966,787
Electric — 6.0%
Edison International	30,941	1,716,297
Evergy, Inc.	8,582	533,800
Eversource Energy	7,456	609,603
NorthWestern Corp.	24,673	1,413,763
Pinnacle West Capital Corp.	20,375	1,474,335
Xcel Energy, Inc.	3,929	245,563
		5,993,361
	Number of Shares	Value†

Electrical Components & Equipment — 1.7%
Emerson Electric Co.	17,897	$1,685,897
Electronics — 2.5%
Hubbell, Inc.	4,183	755,743
nVent Electric PLC	47,020	1,520,157
TE Connectivity Ltd.	1,765	242,193
		2,518,093
Environmental Control — 0.8%
Republic Services, Inc.	6,599	792,276
Food — 7.0%
Conagra Brands, Inc.	56,432	1,911,352
General Mills, Inc.	11,408	682,426
Kellogg Co.	10,478	669,754
Koninklijke Ahold Delhaize N.V.	49,654	1,653,386
Orkla ASA	80,417	738,083
Sysco Corp.	8,037	630,904
The J.M. Smucker Co.	6,362	763,631
		7,049,536
Food Service — 1.0%
Sodexo S.A.*	11,691	1,021,743
Forest Products & Paper — 1.3%
Mondi PLC	54,368	1,332,342
Gas — 1.4%
Atmos Energy Corp.	8,507	750,317
Spire, Inc.	10,847	663,620
		1,413,937
Healthcare Products — 6.2%
Baxter International, Inc.	628	50,510
Envista Holdings Corp.*	15,456	646,215
Henry Schein, Inc.*	21,288	1,621,294
Koninklijke Philips N.V.	17,451	775,523
Zimmer Biomet Holdings, Inc.	21,225	3,106,491
		6,200,033
Healthcare Services — 4.1%
Centene Corp.*	11,424	711,830
Quest Diagnostics, Inc.	11,229	1,631,686
Universal Health Services, Inc., Class B	12,552	1,736,820
		4,080,336
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	7,597	1,006,147
Insurance — 6.8%
Aflac, Inc.	30,740	1,602,476
Arthur J. Gallagher & Co.	2,644	393,031
Chubb Ltd.	13,647	2,367,481
Reinsurance Group of America, Inc.	14,326	1,593,911
The Allstate Corp.	7,169	912,685
		6,869,584
Internet — 1.2%
F5 Networks, Inc.*	6,139	1,220,310

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 0.7%
Polaris, Inc.	6,142	$734,952
Machinery — Construction & Mining — 0.8%
Oshkosh Corp.	8,208	840,253
Machinery — Diversified — 0.4%
Crane Co.	1,903	180,423
IMI PLC	8,939	198,705
		379,128
Media — 1.6%
Fox Corp., Class B	42,208	1,566,761
Oil & Gas — 3.8%
ConocoPhillips	28,322	1,919,382
Devon Energy Corp.	35,180	1,249,242
Pioneer Natural Resources Co.	3,867	643,894
		3,812,518
Oil & Gas Services — 1.0%
Baker Hughes Co.	39,753	983,092
Packaging and Containers — 3.1%
Amcor PLC	36,115	418,573
Packaging Corp. of America	6,029	828,626
Sonoco Products Co.	30,496	1,816,951
		3,064,150
Pharmaceuticals — 3.9%
Becton Dickinson and Co.	4,167	1,024,332
Cardinal Health, Inc.	29,899	1,478,805
McKesson Corp.	6,877	1,371,136
		3,874,273
Retail — 5.6%
Advance Auto Parts, Inc.	9,299	1,942,468
Beacon Roofing Supply, Inc.*	7,830	373,961
Cracker Barrel Old Country Store, Inc.	3,666	512,654
Dollar Tree, Inc.*	14,349	1,373,486
MSC Industrial Direct Co., Inc., Class A	17,938	1,438,448
		5,641,017
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	37,478	430,622
Software — 3.4%
CDK Global, Inc.	15,234	648,207
Cerner Corp.	25,885	1,825,410
Open Text Corp.	20,134	981,331
		3,454,948
Telecommunications — 0.7%
Juniper Networks, Inc.	24,347	670,029
Transportation — 0.6%
Heartland Express, Inc.	40,304	645,670
TOTAL COMMON STOCKS (Cost $80,652,611)		91,685,245
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Apartments — 0.9%
Essex Property Trust, Inc.	2,872	$918,293
Diversified — 1.1%
Equinix, Inc.	985	778,278
Weyerhaeuser Co.	8,795	312,838
		1,091,116
Healthcare — 2.5%
Healthcare Trust of America, Inc., Class A	39,609	1,174,803
Healthpeak Properties, Inc.	39,630	1,326,814
		2,501,617
Hotels & Resorts — 1.0%
MGM Growth Properties LLC, Class A	25,009	957,845
Strip Centers — 0.1%
Regency Centers Corp.	2,240	150,819
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,657,994)		5,619,690

EXCHANGE TRADED FUNDS — 0.3%
Investment Companies — 0.3%
iShares Russell Mid-Cap Value ETF (Cost $350,840)	2,998	339,523

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $2,482,680)	2,482,680	2,482,680
TOTAL INVESTMENTS — 99.7% (Cost $88,144,125)		$100,127,138
Other Assets & Liabilities — 0.3%		303,850
TOTAL NET ASSETS — 100.0%		$100,430,988

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
ASA— Allmennaksjeselskap.
ETF— Exchange-Traded Fund.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Mid Core Value Fund
Country Weightings as of 9/30/2021††
United States	86%
United Kingdom	5
Switzerland	3
Netherlands	2
Japan	1
France	1
Canada	1
Norway	1
Total	100%
††	% of total investments as of September 30, 2021.
Open forward foreign currency contracts held at September 30, 2021 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	Japanese Yen	Bank of America	12/30/2021	4,363,345	111.18068	$39,366	$39,246	$—	$(120)
Sell	Japanese Yen	Bank of America	12/30/2021	(145,998,598)	111.18067	(1,332,291)	(1,313,165)	19,126	—
Sell	Euro	Credit Suisse	12/31/2021	(2,602,675)	0.86147	(3,059,679)	(3,021,201)	38,478	—
Buy	Pound Sterling	JPMorgan	12/31/2021	89,691	0.74197	122,104	120,882	—	(1,222)
Sell	Pound Sterling	JPMorgan	12/31/2021	(1,735,937)	0.74197	(2,370,081)	(2,339,638)	30,443	—
Sell	Norwegian Krone	UBS Securities	12/30/2021	(5,313,875)	8.74848	(615,200)	(607,406)	7,794	—
	Total							$95,841	$(1,342)
3